Cover	Mar. 27, 2024
Cover [Abstract]
Entity Registrant Name	AlTi Global, Inc.
Document Type	8-K
Document Period End Date	Mar. 27, 2024
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40103
Entity Tax Identification Number	92-1552220
Entity Address, Address Line One	520 Madison Avenue, 26th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Local Phone Number	396-5904
City Area Code	(212)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ALTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001838615
Amendment Flag	false
Current Fiscal Year End Date	--12-31